Inventories - Narrative (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Excess of replacement or current costs over stated LIFO value	$ 55	$ 56	$ 56